Shareholders' capital - Common Shares (Detail) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Common Shares Rollforward
Beginning balance (in shares)	597,142,219	524,223,323
Public offering and subscription receipts (in shares)	16,789,922	8,664,563
Dividend reinvestment plan (in shares)	2,926,494	1,911,697
Exercise of share-based awards (in shares)	679,834	1,344,375
Conversion of convertible debentures (in shares)	1,886	1,509
Ending balance (in shares)	617,540,355	536,145,467